Calvert
Global Water Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Australia — 1.9%
Reece Ltd.(1)	450,582	$ 4,257,616
Reliance Worldwide Corp. Ltd.	2,297,206	6,197,440
		$ 10,455,056
Austria — 0.9%
Wienerberger AG	130,490	$ 4,876,675
		$ 4,876,675
Brazil — 4.3%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	391,752	$ 8,606,792
Cia de Saneamento de Minas Gerais Copasa MG	1,408,192	7,249,476
Cia De Sanena Do Parana	1,112,900	7,802,242
		$23,658,510
Canada — 1.7%
Brookfield Renewable Corp.(1)	97,151	$3,184,610
Gildan Activewear, Inc.(1)	61,799	3,045,135
Stantec, Inc.	27,969	3,043,266
		$9,273,011
Chile — 1.1%
Aguas Andinas SA, Class A	16,300,808	$5,949,040
		$5,949,040
China — 4.6%
Beijing Enterprises Water Group Ltd.(1)	19,153,452	$5,784,394
China Everbright Environment Group Ltd.	5,788,666	2,819,618
China Lesso Group Holdings Ltd.	7,168,578	3,835,696
China Water Affairs Group Ltd.(1)	7,266,421	5,837,557
Guangdong Investment Ltd.	8,329,427	6,979,494
		$25,256,759
Finland — 1.3%
Kemira OYJ	302,261	$7,009,441
		$7,009,441
France — 3.3%
Eurofins Scientific SE(1)	43,063	$3,068,898
L'Oreal SA	6,792	2,909,379
LVMH Moet Hennessy Louis Vuitton SE	5,290	2,768,681
Veolia Environnement SA(1)	259,261	9,256,106
		$18,003,064
Germany — 1.1%
GEA Group AG	42,946	$3,010,520
Henkel AG & Co. KGaA, PFC Shares	35,896	2,820,837
		$5,831,357
Italy — 2.1%
ACEA SpA(1)	258,382	$6,246,497
Security	Shares	Value
Italy (continued)
Interpump Group SpA(1)	119,012	$ 4,952,367
		$ 11,198,864
Japan — 6.6%
Ebara Corp.(1)	178,180	$ 3,417,076
Kurita Water Industries Ltd.	185,642	7,325,075
Lixil Corp.	415,300	4,804,017
Miura Co. Ltd.(1)	299,600	6,023,137
Organo Corp.(1)	113,200	7,047,559
Sekisui Chemical Co. Ltd.	162,600	2,944,795
TOTO Ltd.	184,700	4,650,922
		$36,212,581
Mexico — 0.7%
Orbia Advance Corp. SAB de CV(1)	5,484,100	$3,834,442
		$3,834,442
Netherlands — 1.4%
Aalberts NV	134,477	$4,884,112
Arcadis NV	55,586	2,699,254
		$7,583,366
Singapore — 1.1%
CDL Hospitality Trusts(1)	4,809,301	$2,969,606
City Developments Ltd.	765,200	3,123,854
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$6,093,460
South Korea — 2.0%
Coway Co. Ltd.	106,536	$7,612,887
LG Chem Ltd.	20,084	3,136,722
		$10,749,609
Spain — 1.1%
Acciona SA(1)	17,813	$3,212,830
Iberdrola SA	157,308	3,026,297
		$6,239,127
Sweden — 0.5%
Fabege AB(1)	333,719	$2,986,988
		$2,986,988
Switzerland — 5.0%
Belimo Holding AG	5,525	$5,631,644
Geberit AG	7,862	6,191,676
Georg Fischer AG(1)	63,666	5,210,725
Roche Holding AG	8,887	2,900,892
Sika AG	10,871	2,957,823
Sulzer AG	24,952	4,509,164
		$27,401,924

Calvert
Global Water Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	89,294	$ 3,265,423
		$ 3,265,423
Thailand — 0.9%
Amata Corp. PCL	11,445,500	$ 4,945,185
		$ 4,945,185
United Kingdom — 8.7%
CNH Industrial NV	229,581	$ 2,975,370
Croda International PLC	69,418	2,786,994
Genuit Group PLC	772,871	4,179,797
Halma PLC	73,277	3,220,824
Mondi PLC	178,286	2,913,282
Pennon Group PLC	1,035,677	7,145,388
Severn Trent PLC	220,763	8,294,540
Spirax Group PLC	94,826	7,754,129
United Utilities Group PLC	516,246	8,106,482
		$47,376,806
United States — 48.7%
A.O. Smith Corp.	81,037	$5,313,596
Advanced Drainage Systems, Inc.	47,544	5,460,904
AECOM	50,852	5,739,157
Agilent Technologies, Inc.	25,662	3,028,373
American States Water Co.	89,341	6,848,881
American Water Works Co., Inc.	62,969	8,759,618
Badger Meter, Inc.	30,321	7,427,129
Ball Corp.	53,603	3,006,592
California Water Service Group	147,516	6,709,028
Chemed Corp.	9,149	4,454,923
CMS Energy Corp.	40,895	2,833,206
Core & Main, Inc., Class A(3)	98,366	5,936,388
Cousins Properties, Inc.	102,317	3,072,579
Digital Realty Trust, Inc.	16,742	2,918,633
Ecolab, Inc.	35,429	9,545,990
Energy Recovery, Inc.(3)	435,986	5,571,901
Entegris, Inc.	41,781	3,369,638
Essential Utilities, Inc.	209,580	7,783,801
Ferguson Enterprises, Inc.	33,511	7,297,020
FMC Corp.	70,800	2,955,900
Fortune Brands Innovations, Inc.	100,697	5,183,881
Franklin Electric Co., Inc.	54,833	4,920,713
Gorman-Rupp Co.	105,853	3,886,922
H2O America	124,136	6,451,348
Hawkins, Inc.	49,721	7,065,354
Hilton Worldwide Holdings, Inc.	11,560	3,078,890
IDEX Corp.	15,876	2,787,349
IDEXX Laboratories, Inc.(3)	5,594	3,000,286
Ingersoll Rand, Inc.	35,180	2,926,272
Intel Corp.	146,908	3,290,739
Itron, Inc.(3)	24,841	3,269,821
Security	Shares	Value
United States (continued)
Lamb Weston Holdings, Inc.	52,149	$ 2,703,926
Levi Strauss & Co., Class A	165,537	3,060,779
Lindsay Corp.	30,559	4,408,136
Masco Corp.	88,583	5,701,202
Middlesex Water Co.	104,754	5,675,572
Mondelez International, Inc., Class A	42,289	2,851,970
Mueller Industries, Inc.	67,594	5,371,695
Mueller Water Products, Inc., Class A	195,694	4,704,484
Nucor Corp.	26,262	3,401,979
Parker-Hannifin Corp.	4,321	3,018,089
Pentair PLC	83,156	8,536,795
Procter & Gamble Co.	16,906	2,693,464
Roper Technologies, Inc.	5,036	2,854,606
Tetra Tech, Inc.	220,983	7,946,549
Trimble, Inc.(3)	40,298	3,061,842
Valmont Industries, Inc.	16,034	5,236,223
Veralto Corp.	84,500	8,530,275
Waters Corp.(3)	24,090	8,408,374
Watts Water Technologies, Inc., Class A	30,716	7,552,757
Xylem, Inc.	69,335	8,969,176
Zurn Elkay Water Solutions Corp., Class C	200,935	7,348,192
		$265,930,917
Total Common Stocks (identified cost $383,496,604)		$544,131,605

Short-Term Investments — 0.6%

Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(4)	34,087	$ 34,087
Total Affiliated Fund (identified cost $34,087)		$ 34,087
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(5)	3,285,096	$ 3,285,096
Total Securities Lending Collateral (identified cost $3,285,096)		$ 3,285,096
Total Short-Term Investments (identified cost $3,319,183)		$ 3,319,183

Calvert
Global Water Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 100.2% (identified cost $386,815,787)	$547,450,788
Other Assets, Less Liabilities — (0.2)%	$ (1,304,359)
Net Assets — 100.0%	$546,146,429

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $35,415,150 and the total market value of the collateral received by the Fund was $37,830,349, comprised of cash of $3,285,096 and U.S. government and/or agencies securities of $34,545,253.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	44.1%
Utilities	25.9
Materials	9.8
Information Technology	5.4
Health Care	4.5
Real Estate	3.7
Consumer Discretionary	3.6
Consumer Staples	2.6
Total	99.6%

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Calvert
Global Water Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $34,087, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$27,949,239	$(27,915,152)	$ —	$ —	$34,087	$7,622	34,087

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$10,455,056	$ —	$10,455,056
Austria	—	4,876,675	—	4,876,675
Brazil	23,658,510	—	—	23,658,510
Canada	9,273,011	—	—	9,273,011
Chile	5,949,040	—	—	5,949,040
China	—	25,256,759	—	25,256,759
Finland	—	7,009,441	—	7,009,441
France	—	18,003,064	—	18,003,064
Germany	—	5,831,357	—	5,831,357
Italy	—	11,198,864	—	11,198,864
Japan	—	36,212,581	—	36,212,581
Mexico	3,834,442	—	—	3,834,442
Netherlands	—	7,583,366	—	7,583,366
Singapore	—	6,093,460	0	6,093,460
South Korea	—	10,749,609	—	10,749,609
Spain	—	6,239,127	—	6,239,127
Sweden	—	2,986,988	—	2,986,988
Switzerland	—	27,401,924	—	27,401,924
Taiwan	—	3,265,423	—	3,265,423
Thailand	—	4,945,185	—	4,945,185
United Kingdom	2,975,370	44,401,436	—	47,376,806

Calvert
Global Water Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
United States	$265,930,917	$ —	$ —	$265,930,917
Total Common Stocks	$311,621,290	$232,510,315(2)	$0	$544,131,605
Short-Term Investments:
Affiliated Fund	$34,087	$ —	$ —	$34,087
Securities Lending Collateral	3,285,096	—	—	3,285,096
Total Investments	$314,940,473	$232,510,315	$0	$547,450,788

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.